                                UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form 13F

                             Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:        3-31-08
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
This Amendment (Check only one.):    / / is a restatement.
                                     / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Mairs and Power, Inc.
                 -------------------------------
   Address:      332 Minnesota St. # W-1520
                 -------------------------------
                 St. Paul, MN 55101
                 -------------------------------

                 -------------------------------

Form 13F File Number: 28-
                         ---------------------

    The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Jon A. Theobald
         -------------------------------
Title:   Compliance Officer
         -------------------------------
Phone:   651-222-8478
         -------------------------------

Signature, Place, and Date of Signing:
/s/ Jon A. Theobald                St. Paul, MN           X-XX-08
-------------------------------    -----------------   -------------
[Signature]                        [City, State]       [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:              0
                                        --------------------

Form 13F Information Table Entry Total:        148
                                        --------------------

Form 13F Information Table Value Total:    3,654,453,940
                                        --------------------


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                    FORM 13F

Mairs and Power, Inc.
Discretionary Clients' Holdings as of 03/31/08

ITEM 1                           ITEM 2      ITEM 3           ITEM 4        ITEM 5           ITEM 6       ITEM 7          ITEM 8
                                TITLE OF                      MARKET                SH/
NAME OF ISSUER                   CLASS       CUSIP            VALUE         SHARES  PRN      INVSTMT     MANAGERS         VOTING
                                                                                              DISCR                     AUTHORITY
COMMON STOCK                                                                                                               SOLE
Abbott Laboratories              COM       002824100        6,824,537       123,745 SHR       SOLE                        123,745
ADC Telecom                      COM       000886309       19,985,723     1,654,447 SHR       SOLE                      1,654,447
Adobe Systems                    COM       00724F101          221,832         6,233 SHR       SOLE                          6,233
American Express                 COM       025816109        3,607,075        82,504 SHR       SOLE                         82,504
American Int'l Group             COM       026874107        1,029,610        23,806 SHR       SOLE                         23,806
Ameriprise Financial             COM       03076c106          367,409         7,086 SHR       SOLE                          7,086
Amgen                            COM       031162100        4,490,389       107,477 SHR       SOLE                        107,477
Anadarko Pete Corp               COM       032511107          450,791         7,152 SHR       SOLE                          7,152
Apache Corp                      COM       037411105          529,917         4,386 SHR       SOLE                          4,386
Assoc Banc Corp                  COM       045487105       46,106,216     1,731,364 SHR       SOLE                      1,731,364
ASV Inc                          COM       001963107          213,300        11,850 SHR       SOLE                         11,850
AT&T                             COM       00206r102        1,711,282        44,681 SHR       SOLE                         44,681
Automatic Data Proc              COM       053015103          671,882        15,850 SHR       SOLE                         15,850
Bank of America Corp             COM       060505104        2,367,821        62,459 SHR       SOLE                         62,459
Bank of Hawaii                   COM       062540109          991,200        20,000 SHR       SOLE                         20,000
Baxter International             COM       071813109      101,400,900     1,753,734 SHR       SOLE                      1,753,734
Bemis                            COM       081437105       82,694,851     3,251,862 SHR       SOLE                      3,251,862
Berkshire Hathaway               COM       084670207          635,152           142 SHR       SOLE                            142
Berkshire Hathaway B             COM       084670207          666,462           149 SHR       SOLE                            149
Best Buy                         COM       086516101          694,414        16,749 SHR       SOLE                         16,749
Bio-Key International            COM       09060C101           10,600       100,000 SHR       SOLE                        100,000
Boeing                           COM       097023105          338,830         4,556 SHR       SOLE                          4,556
BP PLC                           COM       055622104       23,049,790       380,046 SHR       SOLE                        380,046
Briggs & Stratton                COM       109043109       12,275,877       685,803 SHR       SOLE                        685,803
Bristol-Myers Squibb             COM       110122108        7,177,908       336,991 SHR       SOLE                        336,991
Burlington Northern              COM       12189T104        1,286,285        13,948 SHR       SOLE                         13,948
Carter Family Corp.              COM                        2,831,092        52,090 SHR       SOLE                         52,090
Caterpillar                      COM       149123101          479,526         6,125 SHR       SOLE                          6,125

ITEM 1                           ITEM 2      ITEM 3           ITEM 4        ITEM 5           ITEM 6       ITEM 7          ITEM 8
                                TITLE OF                      MARKET                SH/
NAME OF ISSUER                   CLASS       CUSIP            VALUE         SHARES  PRN      INVSTMT     MANAGERS         VOTING
                                                                                              DISCR                     AUTHORITY
COMMON STOCK                                                                                                               SOLE
Chevron Corp                     COM       166764100        6,475,209        75,858 SHR       SOLE                         75,858
Cisco                            COM       17275R102        1,083,930        44,995 SHR       SOLE                         44,995
Citigroup Inc                    COM       172967101        1,172,676        54,747 SHR       SOLE                         54,747
Coca-Cola                        COM       191216100          769,701        12,645 SHR       SOLE                         12,645
Colgate-Palmolive                COM       194162103          537,189         6,895 SHR       SOLE                          6,895
ConocoPhillips                   COM       20825C104       21,309,512       279,616 SHR       SOLE                        279,616
Corning                          COM       219350105       61,744,264     2,568,397 SHR       SOLE                      2,568,397
Covance Inc.                     COM       222816100          224,019         2,700 SHR       SOLE                          2,700
Daktronics, Inc                  COM       234264109       20,557,456     1,147,820 SHR       SOLE                      1,147,820
Deluxe Corp                      COM       248019101        1,875,549        97,634 SHR       SOLE                         97,634
Donaldson                        COM       257651109      123,266,226     3,060,234 SHR       SOLE                      3,060,234
Dow Chemical                     COM       260543103          244,979         6,648 SHR       SOLE                          6,648
Ecolab Inc                       COM       278865100      109,779,351     2,527,731 SHR       SOLE                      2,527,731
Emerson Electric                 COM       291011104      175,474,669     3,409,924 SHR       SOLE                      3,409,924
Enteromedics Inc.                COM       29365m109           80,423        19,286 SHR       SOLE                         19,286
Exxon Mobil Corp                 COM       30231G102       27,036,139       319,652 SHR       SOLE                        319,652
Fastenal Co.                     COM       311900104       21,313,587       464,045 SHR       SOLE                        464,045
Fedex Corp.                      COM       31428X106          369,753         3,990 SHR       SOLE                          3,990
G & K Services Cl A              COM       361268105       25,640,838       720,046 SHR       SOLE                        720,046
Genentech Inc                    COM       368710406          332,838         4,100 SHR       SOLE                          4,100
General Dynamics Co              COM       369550108          250,110         3,000 SHR       SOLE                          3,000
General Electric                 COM       369604103      131,501,433     3,553,132 SHR       SOLE                      3,553,132
General Mills                    COM       370334104      116,401,651     1,943,915 SHR       SOLE                      1,943,915
Genuine Parts                    COM       372460105          633,465        15,750 SHR       SOLE                         15,750
Graco Inc                        COM       384109104      112,757,867     3,109,704 SHR       SOLE                      3,109,704
Hawkins Chemical                 COM       420200107          304,600        20,000 SHR       SOLE                         20,000
HB Fuller                        COM       359694106       84,607,569     4,145,398 SHR       SOLE                      4,145,398
Hershey                          COM       427866108          644,157        17,100 SHR       SOLE                         17,100
Hewlett-Packard                  COM       428236103          379,298         8,307 SHR       SOLE                          8,307
Home Depot                       COM       437076102       10,519,794       376,110 SHR       SOLE                        376,110
Honeywell Inc                    COM       438516106      121,028,862     2,145,141 SHR       SOLE                      2,145,141

ITEM 1                           ITEM 2      ITEM 3           ITEM 4        ITEM 5           ITEM 6       ITEM 7          ITEM 8
                                TITLE OF                      MARKET                SH/
NAME OF ISSUER                   CLASS       CUSIP            VALUE         SHARES  PRN      INVSTMT     MANAGERS         VOTING
                                                                                              DISCR                     AUTHORITY
COMMON STOCK                                                                                                               SOLE
Hormel                           COM       440452100       96,199,397     2,309,155 SHR       SOLE                      2,309,155
IBM                              COM       459200101       12,727,230       110,537 SHR       SOLE                        110,537
Ingersoll Rand                   COM       g4776g101          896,058        20,100 SHR       SOLE                         20,100
Integrys Energy Group            COM       45822p105          239,496         5,135 SHR       SOLE                          5,135
Intel                            COM       458140100       42,162,951     1,990,696 SHR       SOLE                      1,990,696
J.P. Morgan Chase & Co           COM       46625H100        8,830,950       205,610 SHR       SOLE                        205,610
Johnson & Johnson                COM       478160104      128,344,792     1,978,492 SHR       SOLE                      1,978,492
Johnson Controls                 COM       478366107          219,531         6,495 SHR       SOLE                          6,495
Kimberly-Clark                   COM       494368103       11,595,633       179,638 SHR       SOLE                        179,638
Kohls Corp                       COM       500255104          205,872         4,800 SHR       SOLE                          4,800
Lilly (Eli)                      COM       532457108       15,988,435       309,913 SHR       SOLE                        309,913
Lincoln Nat'l Corp               COM       534187109        1,040,000        20,000 SHR       SOLE                         20,000
Marshall & Ilsley (New)          COM       571837103        9,373,194       404,017 SHR       SOLE                        404,017
McDonald's Corp                  COM       580135101        1,143,898        20,511 SHR       SOLE                         20,511
Medtronic Inc                    COM       585055106      169,841,067     3,511,289 SHR       SOLE                      3,511,289
Merck & Co                       COM       589331107        5,538,916       145,953 SHR       SOLE                        145,953
Merrill Lynch                    COM       590188108        1,825,152        44,800 SHR       SOLE                         44,800
Metavante Technologies           COM       591407101        8,455,350       422,979 SHR       SOLE                        422,979
Microsoft                        COM       594918104        8,446,853       297,634 SHR       SOLE                        297,634
MMM Co.                          COM       88579Y101      170,979,353     2,160,194 SHR       SOLE                      2,160,194
Moneygram Intl                   COM       60935Y109        1,628,616       875,600 SHR       SOLE                        875,600
Morgan Stanley                   COM       617446448          245,638         5,375 SHR       SOLE                          5,375
Motorola                         COM       620076109        1,211,584       130,278 SHR       SOLE                        130,278
MTS Systems                      COM       553777103       53,760,000     1,666,460 SHR       SOLE                      1,666,460
Murphy Oil                       COM       626717102        2,053,500        25,000 SHR       SOLE                         25,000
New York Times Co                COM       650111107          362,496        19,200 SHR       SOLE                         19,200
Newell Rubbermaid                COM       651229106        1,263,979        55,268 SHR       SOLE                         55,268
Noble Corp                       COM       G65422100          220,535         4,440 SHR       SOLE                          4,440
Nokia                            COM       654902204          547,476        17,200 SHR       SOLE                         17,200
Nuveen Perf Inc Pfd              COM         2822911          275,000           110 SHR       SOLE                            110
Occidental Pete                  COM       674599105          951,795        13,008 SHR       SOLE                         13,008

ITEM 1                           ITEM 2      ITEM 3           ITEM 4        ITEM 5           ITEM 6       ITEM 7          ITEM 8
                                TITLE OF                      MARKET                SH/
NAME OF ISSUER                   CLASS       CUSIP            VALUE         SHARES  PRN      INVSTMT     MANAGERS         VOTING
                                                                                              DISCR                     AUTHORITY
COMMON STOCK                                                                                                               SOLE
Oracle Sys                       COM       68389X105          250,172        12,790 SHR       SOLE                         12,790
Patterson Companies              COM       703395103       50,374,962     1,387,740 SHR       SOLE                      1,387,740
Pentair Inc                      COM       709631105      111,345,437     3,490,453 SHR       SOLE                      3,490,453
PepsiCo Inc                      COM       713448108        1,520,099        21,054 SHR       SOLE                         21,054
Pfizer Inc                       COM       717081103       77,083,348     3,682,912 SHR       SOLE                      3,682,912
Philip Morris Intl Inc           COM       718172109          390,478         7,720 SHR       SOLE                          7,720
Principal Financial              COM       74251V102       74,014,826     1,328,335 SHR       SOLE                      1,328,335
Procter & Gamble                 COM       742718109        3,520,929        50,249 SHR       SOLE                         50,249
Qmed Inc                         COM        74791410            2,368        21,530 SHR       SOLE                         21,530
Qualcomm, Inc.                   COM       747525103          457,150        11,150 SHR       SOLE                         11,150
Qwest Communications             COM       749121109           45,300        10,000 SHR       SOLE                         10,000
Royal Bank of Canada             COM       780087102          976,500        21,000 SHR       SOLE                         21,000
Royal Dutch Shell PLC Spons AD   COM       780259206        2,030,771        29,440 SHR       SOLE                         29,440
Schlumberger Ltd                 COM       806857108       31,142,781       357,963 SHR       SOLE                        357,963
SEI Investments Co.              COM       784117103          228,197         9,243 SHR       SOLE                          9,243
Sigma Aldrich                    COM       826552101          739,660        12,400 SHR       SOLE                         12,400
Sonus Networks                   COM       835916107          115,419        33,552 SHR       SOLE                         33,552
St. Jude Medical                 COM       790849103       80,036,339     1,853,122 SHR       SOLE                      1,853,122
Staples Inc                      COM       855030102          395,482        17,887 SHR       SOLE                         17,887
Starbucks Corp                   COM       855244109          486,500        27,800 SHR       SOLE                         27,800
State Street Corp                COM       857477103          632,000         8,000 SHR       SOLE                          8,000
Stratasys Inc.                   COM       862685104       14,361,040       806,800 SHR       SOLE                        806,800
Sturm Ruger                      COM       864159108          288,400        35,000 SHR       SOLE                         35,000
Super Valu                       COM       868536103       23,591,698       786,915 SHR       SOLE                        786,915
SurModics Inc                    COM       868873100       41,824,635       998,678 SHR       SOLE                        998,678
Sysco                            COM       871829107          422,502        14,559 SHR       SOLE                         14,559
Target Corp                      COM       87612E106      146,417,523     2,889,059 SHR       SOLE                      2,889,059
TCF Financial                    COM       872275102       75,086,216     4,190,079 SHR       SOLE                      4,190,079
Techne Corp                      COM       878377100       26,057,542       386,840 SHR       SOLE                        386,840
Tempra Technology                COM       200509271           74,000        40,000 SHR       SOLE                         40,000
Tennant Company                  COM       880345103          342,366         8,600 SHR       SOLE                          8,600

ITEM 1                           ITEM 2      ITEM 3           ITEM 4        ITEM 5           ITEM 6       ITEM 7          ITEM 8
                                TITLE OF                      MARKET                SH/
NAME OF ISSUER                   CLASS       CUSIP            VALUE         SHARES  PRN      INVSTMT     MANAGERS         VOTING
                                                                                              DISCR                     AUTHORITY
COMMON STOCK                                                                                                               SOLE
Tiffany & Co                     COM       886547108          376,560         9,000 SHR       SOLE                          9,000
Toro                             COM       891092108       89,804,959     2,169,726 SHR       SOLE                      2,169,726
Travelers Companies Inc          COM       89417E109       49,194,872     1,028,106 SHR       SOLE                      1,028,106
United Parcel Service            COM       911312106       41,884,418       573,602 SHR       SOLE                        573,602
United Technologies              COM       913017109          626,813         9,108 SHR       SOLE                          9,108
UnitedHealth Group               COM       91324p102        1,278,055        37,196 SHR       SOLE                         37,196
US Bancorp                       COM       902973304      127,024,995     3,925,371 SHR       SOLE                      3,925,371
Valspar                          COM       920355104       99,201,667     5,000,084 SHR       SOLE                      5,000,084
Verizon Comm                     COM       92343V104        7,717,870       211,739 SHR       SOLE                        211,739
Walgreen Co.                     COM       931422109          685,849        18,006 SHR       SOLE                         18,006
WalMart                          COM       931142103          575,898        10,932 SHR       SOLE                         10,932
Washington Post Co               COM       939640108          992,250         1,500 SHR       SOLE                          1,500
Wells Fargo & Co                 COM       949746101      143,095,787     4,917,381 SHR       SOLE                      4,917,381
Western Union                    COM       959802109        2,996,986       140,902 SHR       SOLE                        140,902
Weyerhaeuser                     COM       962166104          805,650        12,387 SHR       SOLE                         12,387
WM Wrigley Jr Co                 COM       982526105          255,256         4,062 SHR       SOLE                          4,062
Woodward Governor                COM       980745103          267,200        10,000 SHR       SOLE                         10,000
Wyeth                            COM       983024100        4,931,940       118,102 SHR       SOLE                        118,102
Xcel Energy Inc.                 COM       98389B100       10,111,398       506,837 SHR       SOLE                        506,837
Zimmer Holdings, Inc.            COM       98956P102       48,017,274       616,713 SHR       SOLE                        616,713

COMMON STOCK SUBTOTAL                                   3,652,102,869    99,501,266                                    99,501,266

PREFERRED STOCK

Gen Elec Cap Corp 6.10% Pub In             369622519          248,800        10,000 SHR       SOLE                         10,000
USB CAP VIII 6.35%                         903307205          238,484        11,165 SHR       SOLE                         11,165
Wells Fargo Cap 6.25                       94979S207          279,018        11,975 SHR       SOLE                         11,975
Wells Fargo Cap 7% Due 9/1/31              94976Y207          266,455        11,070 SHR       SOLE                         11,070

PREFERRED STOCK SUBTOTAL                                    1,032,757        44,210                                        44,210

ITEM 1                           ITEM 2      ITEM 3           ITEM 4        ITEM 5           ITEM 6       ITEM 7          ITEM 8
                                TITLE OF                      MARKET                SH/
NAME OF ISSUER                   CLASS       CUSIP            VALUE         SHARES  PRN      INVSTMT     MANAGERS         VOTING
                                                                                              DISCR                     AUTHORITY
COMMON STOCK                                                                                                               SOLE
ETF

iShares MSCI EAFE Index Fd                 464287465          347,277         4,830 SHR       SOLE                          4,830
iShares S&P 500 Index                      464287200          343,798         2,600 SHR       SOLE                          2,600

ETF SUBTOTAL                                                  691,075         7,430                                         7,430

CONVERTIBLE BOND
NorAm Energy 6% Due 03/15/12               655419AC3          627,239       636,791 PRN       SOLE                        636,791

GRAND TOTALS                                            3,654,453,940   100,189,697                                   100,189,697